Property, Plant and Equipment - Summary of Changes in Carrying Value of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 3,248
Ending balance	309	€ 3,248
Capitalized costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,092	10,846
Additions	277	422
Disposals	(8,299)	(192)
Currency translation adjustments	12	16
Transfers to Assets held for sale	(1,630)
Ending balance	1,452	11,092
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,844)	(6,727)
Depreciation charge	(827)	(1,303)
Disposals	6,147	191
Currency translation adjustments	(5)	(5)
Transfers to Assets held for sale	1,385
Ending balance	(1,144)	(7,844)
Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,744
Ending balance	0	1,744
Property [Member] | Capitalized costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,025	3,001
Additions	146	24
Disposals	(3,171)	0
Currency translation adjustments	0	0
Transfers to Assets held for sale	0
Ending balance	0	3,025
Property [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,281)	(827)
Depreciation charge	(439)	(454)
Disposals	1,720	0
Currency translation adjustments	0	0
Transfers to Assets held for sale	0
Ending balance	0	(1,281)
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	812
Ending balance	309	812
Equipment [Member] | Capitalized costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,760	3,563
Additions	116	388
Disposals	(2,180)	(192)
Currency translation adjustments	1	1
Transfers to Assets held for sale	(421)
Ending balance	1,276	3,760
Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,948)	(2,625)
Depreciation charge	(268)	(512)
Disposals	1,834	191
Currency translation adjustments	0	(2)
Transfers to Assets held for sale	414
Ending balance	(968)	(2,948)
Furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12
Ending balance	0	12
Furniture [member] | Capitalized costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	250	250
Additions	15	0
Disposals	(45)	0
Currency translation adjustments	0	0
Transfers to Assets held for sale	(220)
Ending balance	0	250
Furniture [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(238)	(214)
Depreciation charge	0	(24)
Disposals	18	0
Currency translation adjustments	0	0
Transfers to Assets held for sale	220
Ending balance	0	(238)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	680
Ending balance	0	680
Leasehold improvements [member] | Capitalized costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,057	4,032
Additions	0	10
Disposals	(2,903)	0
Currency translation adjustments	11	15
Transfers to Assets held for sale	(989)
Ending balance	176	4,057
Leasehold improvements [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,377)	(3,061)
Depreciation charge	(120)	(313)
Disposals	2,575	0
Currency translation adjustments	(5)	(3)
Transfers to Assets held for sale	751
Ending balance	€ (176)	€ (3,377)